Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Cash flows from operating activities
Net loss	$ (832,811)	$ (1,070,911)	$ (1,012,826)	$ (194,795)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation	6,076	7,813	8,933	7,450
Operating lease expenses	32,861	42,256	40,408	27,711
Working capital loan interest	40,486	52,061	41,952		[1]
Share-based compensation	42,982	55,270
Changes in operating assets and liabilities
Deferred cost	381,380	490,416	437,106	(80,766)
Contract assets	164,098	211,014	(69,226)	188,760
Trade and other receivables	(3,295,527)	(4,237,718)	(146,179)	58,179
Amount due from directors				176,685
Amount due from related parties	9,155	11,772	45,115	(41,479)
Contract liabilities	(692,528)	(890,522)	(553,690)	(13,939)
Trade and other payables	257,575	331,216	(9,970)	55,098
Lease liabilities	(32,523)	(41,821)	(40,856)	(26,231)
Income tax payable	5,702	7,332	(27,131)	(15,431)
Net cash generated from/ (used in) operating activities	(3,913,074)	(5,031,822)	(1,286,364)	141,242
Cash flow from investing activities:
Acquisition of property, plant and equipment	(4,551)	(5,852)	(7,848)	(10,651)
Net cash used in investing activities	(4,551)	(5,852)	(7,848)	(10,651)
Cash flows from financing activities:
Dividend paid to equity holders				(306,010)
Amount due to shareholders	(11,202)	(14,405)	7,964	3,719
Repayment of working capital loans	(436,575)	(561,392)	(131,822)
Proceeds from working capital loans			850,000
Proceeds from issuance of shares	9,083,346	11,680,275	1,241,740
Deferred offering costs			(457,718)
Net cash (used in)/ generated from financing activities	8,635,569	11,104,478	1,510,164	(302,291)
Effects of changes in foreign exchange of cash	75,889	97,585	(7,847)	6,422
Net (decrease)/ increase in cash and cash equivalents	4,793,833	6,164,389	208,105	(165,278)
Cash and cash equivalents at beginning of financial year	937,826	1,205,951	997,846	1,163,124
Cash and cash equivalents at end of financial year	5,731,659	7,370,340	1,205,951	997,846
Supplemental cash flow information
Income taxes paid	(205)	(263)	(25,423)	(22,597)
Withholding taxes paid	(42,337)	(54,441)	(134,423)	(193,022)
Cash paid for interest	(40,485)	(52,060)	(41,952)
Capital contribution subscription receivable from shareholder				4,900
Supplemental disclosure of non-cash flow information
Deferred IPO cost offset with additional paid-in capital		$ 457,718

[1]	Comparative amounts of S$326,747 was reclassified from general and administrative expenses to selling and distribution expenses for consistency. Since the amounts were reclassification within operating expenses, the reclassification did not have any effect on the net loss.